Non-controlling interests - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 711	£ 639	£ 623
ViiV healthcare [member]
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 1,087	762	2,574
Percentage of common stock held	78.30%
Shionogi ViiV healthcare joint venture [member]
Disclosure of noncontrolling interests [line items]
Remeasurements Of Contingent Consideration Payable For Acquisition	£ 1,218	1,112	37
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 1,439	£ 1,219	£ 150
Percentage of common stock held	68.00%